Borrowing And Financing - Schedule of Non current Liabilities (Parenthetical) (Detail)	Dec. 31, 2019
Bottom of range [member]
Statement [Line Items]
Debt instrument discount rate	12.60%
Bottom of range [member] | Long-term borrowings [member]
Statement [Line Items]
Debt instrument discount rate	12.60%
Top of range [member]
Statement [Line Items]
Debt instrument discount rate	16.40%
Top of range [member] | Long-term borrowings [member]
Statement [Line Items]
Debt instrument discount rate	16.40%